CNI CHARTER FUNDS

Dividend & Income Fund
Class N (RIMHX)

Intermediate Fixed Income Fund
Class N (RIMCX)

Fixed Income Opportunities Fund
Class N (RIMOX)

Emerging Markets Fund
Class N (RIMIX)

Supplement dated May 31, 2013, to the currently
effective Statement of Additional Information

The chart under the section titled “Officers” beginning on page 39 is replaced in its entirety with the following:

Officers

Name Address Age	Position with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation for the Past Five Years
Garrett R. D’Alessandro Rochdale Investment Management LLC 570 Lexington Avenue New York, NY 10022 Age: 55	President and Chief Executive Officer	Since 2013	President, Chief Executive Officer and Director of Research, Rochdale Investment Management, LLC (“Rochdale”) (1986- present).
Eric Kleinschmidt SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Age: 44	Controller and Chief Operating Officer	Since 2005	Director of Fund Accounting, SEI Investments Company (2004-present). Manager of Fund Accounting, SEI Investments (1999-2004).
F. Michael Gozzillo Rochdale Investment Management LLC 570 Lexington Avenue New York, NY 10022 Age: 48	Vice President and Chief Compliance Officer	Since 2013
SVP & Chief Compliance Officer, Rochdale (2012-present). CCO, the Rochdale High Yield Alternative Strategies Master Fund LLC, Rochdale High Yield Alternative Strategies Fund LLC, Rochdale High Yield Alternative Strategies Fund TEI LLC, Rochdale Structured Claims Fixed Income Fund LLC, Rochdale Alternative Total Return Fund and Rochdale International Trade Fixed Income Fund (2013-present). Director & Compliance Officer, TIAA-CREF (2008-2012). CCO, TIAA-CREF Life Insurance Co. Separate Accounts (2009-2012).

Name Address Age	Position with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation for the Past Five Years
Lisa Whittaker SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Age: 34	Vice President and Secretary	Since 2012	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).
William O’Donnell Rochdale Investment Management LLC 570 Lexington Avenue New York, NY 10022 Age: 49	Vice President and Assistant Treasurer	Since 2013	Chief Financial Officer, Rochdale (2011-present). Financial Consultant (2009-2011). Financial Officer, Compliance Officer and Corporate Secretary, Clay Finlay LLC (1990-2009).
Kurt Hawkesworth Rochdale Investment Management LLC 570 Lexington Avenue New York, NY 10022 Age: 42	Vice President	Since 2013	Chief Operating Officer, Rochdale (2003-present).
Anthony Sozio Rochdale Investment Management LLC 570 Lexington Avenue New York, NY 10022 Age: 42	Vice President	Since 2013	Assistant Vice President of Registered Fund Operations, Rochdale (1998-present).
Bernadette Sparling SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Age: 35	Vice President and Assistant Secretary	Since 2010	Attorney, SEI Investments Company (2005-present). Associate, Blank Rome LLP (2001-2005).
Brent Vasher SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Age: 30	Vice President and Assistant Secretary	Since 2010	Attorney, SEI Investments Company (2008-present). Associate, Law Office of Lloyd Z. Remick (2006-2008).

(1)  Each officer serves until removed by the Board or the principal executive officer of the Trust, or until such officer resigns.

The reference to December 15, 2011 as the commencement date of the Emerging Markets Fund on pages 45-46, 55 and 67 are replaced with a reference to December 14, 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNI-SK- 026-0100